24. POST-EMPLOYMENT OBLIGATIONS (Details 4) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Net liabilities, Beginning balance	R$ 6,709	R$ 4,989		R$ 4,186
Expense recognized in Statement of income	491	464		405
Contributions paid	(367)	(343)		(307)
Actuarial losses (gains)	10	1,599		705
Net liabilities, Ending balance	6,843	6,709		4,989
Current liabilities	305	288	[1]
Non-currentliabilities	6,538	6,421	[1]
Pension plans and retirement supplement plans [member]
Disclosure of defined benefit plans [line items]
Net liabilities, Beginning balance	2,972	2,170		2,068
Expense recognized in Statement of income	206	197		193
Contributions paid	(211)	(200)		(178)
Actuarial losses (gains)	(58)	805		87
Net liabilities, Ending balance	2,909	2,972		2,170
Health plan [member]
Disclosure of defined benefit plans [line items]
Net liabilities, Beginning balance	3,102	2,344		1,809
Expense recognized in Statement of income	236	222		183
Contributions paid	(143)	(131)		(118)
Actuarial losses (gains)	124	667		402
Net liabilities, Ending balance	3,319	3,102		2,344
Dental plan [member]
Disclosure of defined benefit plans [line items]
Net liabilities, Beginning balance	61	48		38
Expense recognized in Statement of income	5	5		4
Contributions paid	(3)	(2)		(2)
Actuarial losses (gains)	1	10		8
Net liabilities, Ending balance	64	61		48
Life insurance plan [member]
Disclosure of defined benefit plans [line items]
Net liabilities, Beginning balance	574	427		271
Expense recognized in Statement of income	44	40		25
Contributions paid	(10)	(10)		(9)
Actuarial losses (gains)	(57)	117		140
Net liabilities, Ending balance	R$ 551	R$ 574		R$ 427

[1]	See note 2.8.